Other Expense (Income), Net - Other Expense (Income), Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component of Operating Other Cost and Expense [Abstract]
Impairment of goodwill			$ 22
Other expense (income), net		64	144	(108)
North America [Member]
Component of Operating Other Cost and Expense [Abstract]
Impairment of long-lived assets		18	23	2
Re-measurement gain				(35)
Other expense (income), net		18	23	(33)
Europe [Member]
Component of Operating Other Cost and Expense [Abstract]
Restructuring charges		46	89	55
Impairment of long-lived assets	23			23
Other expense (income), net		46	89	78
Rest of World [Member]
Component of Operating Other Cost and Expense [Abstract]
Impairment of long-lived assets			10
Impairment of goodwill			22
Other expense (income), net			32
Corporate [Member]
Component of Operating Other Cost and Expense [Abstract]
Re-measurement gain				(153)
Other expense (income), net				$ (153)